Offerings	Aug. 15, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value of $0.20 per Ordinary Share ("Ordinary Shares")
Amount Registered | shares	2,200,000
Proposed Maximum Offering Price per Unit	29.55
Maximum Aggregate Offering Price	$ 65,010,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 9,595.47
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (“Securities Act”), this Registration Statement shall also cover any additional shares of Ordinary Shares of Smith & Nephew plc (the “Registrant”) that become issuable in respect of the securities identified in the above table by reason of any share dividend, share split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant’s Ordinary Shares.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	American Depositary Shares, each representing two Ordinary Shares ("ADSs")
Amount Registered | shares	1,100,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 0.00
Offering Note	ADSs, evidenced by American Depositary Receipts ("ADRs") issuable upon deposit of Ordinary Shares of the Registrant, have been registered pursuant to a Registration Statement on Form F-6 filed with the Securities and Exchange Commission on September 23, 2019. Each ADS represents two Ordinary Shares.

Estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee based on the average of the high and low prices for an ADR reported on the New York Stock Exchange on August 13, 2024, which average was $29.55 and, therefore represents $14.77 per Ordinary Share.

Rounded up to the nearest cent.

The Registrant does not have any fee offsets.